Financial Instruments and Derivatives Financial Instruments, Other Than Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Detail) - Entity [Domain] - JPY (¥)
¥ in Millions
		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	[1]	¥ 1,190,131		¥ 16,079
Cash and Cash Equivalents		827,518		818,039		¥ 826,296	¥ 786,892
Restricted Cash		85,561		87,035
Derivative assets		22,265		12,452
Short-Term Debt		284,785		308,331
Deposits		1,287,380		1,206,413
Long-Term Debt		4,132,945		3,852,668
Derivative liabilities		27,436		16,646
Level 1 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities		50,902		275
Cash and Cash Equivalents		827,518		818,039
Restricted Cash		85,561		87,035
Installment loans (net of allowance for probable loan losses)		0		0
Level 1 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value		130,519		230,505
Not practicable to estimate fair value		0	[2]	0	[3]
Level 1 | Other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables Investment contracts		0
Level 1 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances Investment contracts		0
Long-Term Debt		0		0
Level 1 | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	[4]	0		0
Level 2 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities		1,139,229		15,804
Cash and Cash Equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		231,565		120,583
Level 2 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value		1,239,124		671,023
Not practicable to estimate fair value		0	[2]	0	[3]
Level 2 | Other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits		13,761		23,521
Derivative assets	[4]	0		0
Reinsurance recoverables Investment contracts		0
Level 2 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt		284,785		308,331
Deposits		1,288,419		1,206,642
Policy liabilities and Policy account balances Investment contracts		0
Long-Term Debt		1,417,687		1,235,412
Level 2 | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	[4]	0		0
Level 3 | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities		0		0
Cash and Cash Equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)		2,208,339		2,154,339
Level 3 | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value		125,897		90,318
Not practicable to estimate fair value		0	[2]	0	[3]
Level 3 | Other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables Investment contracts		116,229
Level 3 | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances Investment contracts		303,359
Long-Term Debt		2,699,572		2,623,880
Level 3 | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	[4]	0		0
Carrying amount | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities		1,190,131		16,079
Cash and Cash Equivalents		827,518		818,039
Restricted Cash		85,561		87,035
Installment loans (net of allowance for probable loan losses)		2,420,932		2,246,143
Carrying amount | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value		1,481,162		984,541
Not practicable to estimate fair value		174,964	[2]	213,832	[3]
Carrying amount | Other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits		13,761		23,521
Derivative assets	[4]	22,265		12,437
Reinsurance recoverables Investment contracts		115,116
Carrying amount | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt		284,785		308,331
Deposits		1,287,380		1,206,413
Policy liabilities and Policy account balances Investment contracts		298,132
Long-Term Debt		4,132,945		3,852,668
Carrying amount | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	[4]	26,761		16,646
Estimated fair value | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities		1,190,131		16,079
Cash and Cash Equivalents		827,518		818,039
Restricted Cash		85,561		87,035
Installment loans (net of allowance for probable loan losses)		2,439,904		2,274,922
Estimated fair value | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value		1,495,540		991,846
Not practicable to estimate fair value		174,964	[2]	213,832	[3]
Estimated fair value | Other assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time deposits		13,761		23,521
Derivative assets	[4]	22,265		12,437
Reinsurance recoverables Investment contracts		116,229
Estimated fair value | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt		284,785		308,331
Deposits		1,288,419		1,206,642
Policy liabilities and Policy account balances Investment contracts		303,359
Long-Term Debt		4,117,259		3,859,292
Estimated fair value | Other liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative liabilities	[4]	¥ 26,761		¥ 16,646

[1]	The amount of assets under management of variable annuity and variable life insurance contracts, which increased as a result of the acquisition of a subsidiary, included in trading securities was ¥1,165,347 million as of March 31, 2015.
[2]	The fair value of investment securities of ¥174,964 million was not estimated, as it was not practical.
[3]	The fair value of investment securities of ¥213,832 million was not estimated, as it was not practical.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 ("Fair Value Measurements").